Cover Page	May 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2026
Entity Registrant Name	HOWMET AEROSPACE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3610
Entity Tax Identification Number	25-0317820
Entity Address, Address Line One	201 Isabella Street, Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	553-1940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000004281